Basis of Condensed Consolidated Financial Statements - Adjustments Condensed Consolidated Statements of Cash Flows (Details) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Mar. 31, 2024
Cash flows from operating activities:
Net income before attribution of noncontrolling interests	¥ 995,383	¥ 271,961
Adjustments to reconcile net income before attribution of noncontrolling interests to net cash provided by operating activities:
Depreciation and amortization	187,064	178,463
Provision for credit losses	128,584	71,912
Investment securities (gains) losses—net	485,145	(746,078)
Foreign exchange (gains) losses—net	(581,822)	518,663
Equity in earnings of equity method investees—net	(316,339)	(215,049)
Benefit for deferred income tax expense	96,801	(199,482)
Increase in trading account assets, excluding foreign exchange contracts	(1,776,220)	(4,404,033)
Increase (decrease) in trading account liabilities, excluding foreign exchange contracts	(425,212)	4,094,299
Increase in accrued interest receivable and other receivables	(19,556)	(186,264)
Decrease in accrued interest payable and other payables	(377,251)	(644,637)
Net increase (decrease) in accrued income taxes and decrease (increase) in income tax receivables	77,897	(55,050)
Net decrease (increase) in collateral for derivative transactions	409,188	(755,572)
Other—net	(280,849)	170,837
Net cash used in operating activities	(524,187)	(1,900,030)
Cash flows from investing activities:
Proceeds from sales of Available-for-sale debt securities (including proceeds from debt securities under the fair value option)	25,573,028	35,279,573
Proceeds from maturities of Available-for-sale debt securities (including proceeds from debt securities under the fair value option)	23,391,946	15,219,441
Purchases of Available-for-sale debt securities (including purchases of debt securities under the fair value option) (Note 3)	(47,046,817)	(42,843,667)
Proceeds from sales and redemption of Equity securities (including proceeds from equity securities under the fair value option)	2,234,565	1,192,555
Purchases of Equity securities (including purchases of equity securities under the fair value option)	(1,641,403)	(1,350,235)
Net decrease (increase) in loans	(3,214,221)	1,374,285
Net decrease (increase) in call loans, funds sold, and receivables under resale agreements and securities borrowing transactions	1,637,142	(2,421,615)
Capital expenditures for premises and equipment	(58,288)	(47,850)
Purchases of intangible assets	(148,415)	(152,945)
Other—net	72,101	(15,465)
Net cash provided by investing activities	2,542,341	3,809,239
Cash flows from financing activities:
Net increase (decrease) in deposits	(932,669)	2,126,968
Net increase (decrease) in call money, funds purchased, and payables under repurchase agreements and securities lending transactions	729,760	(9,762,605)
Net increase (decrease) in due to trust account and other short-term borrowings	11,713,964	(475,580)
Proceeds from issuance of long-term debt	1,329,247	2,012,445
Repayments of long-term debt	(16,446,445)	(2,022,621)
Other—net	(3,780)	(43,706)
Net cash used in financing activities	(3,957,629)	(8,355,976)
Effect of exchange rate changes on cash and cash equivalents	(36,770)	1,559,746
Net decrease in cash and cash equivalents	(1,976,245)	(4,887,021)
Cash and cash equivalents at beginning of period	110,124,736	113,957,445
Cash and cash equivalents:
Cash, due from banks and interest-earning deposits in other banks	108,139,576	109,067,365	¥ 110,118,623
Cash and cash equivalents at end of period	108,148,491	109,070,424	110,124,736
Cash paid during the period for:
Interest		1,988,319
Income taxes, net of refunds	173,996	271,196
Non-cash investing and financing activities:
Assets acquired under finance lease arrangements	6,988	9,620
Assets acquired under operating lease arrangements	22,618	22,865
Previously Reported
Cash flows from operating activities:
Net income before attribution of noncontrolling interests		268,458
Adjustments to reconcile net income before attribution of noncontrolling interests to net cash provided by operating activities:
Depreciation and amortization		177,481
Provision for credit losses		61,772
Investment securities (gains) losses—net		(743,395)
Foreign exchange (gains) losses—net		484,560
Equity in earnings of equity method investees—net		(214,835)
Benefit for deferred income tax expense		(200,007)
Increase in trading account assets, excluding foreign exchange contracts		(4,405,363)
Increase (decrease) in trading account liabilities, excluding foreign exchange contracts		4,082,033
Increase in accrued interest receivable and other receivables		(138,342)
Decrease in accrued interest payable and other payables		(663,358)
Net increase (decrease) in accrued income taxes and decrease (increase) in income tax receivables		(38,880)
Net decrease (increase) in collateral for derivative transactions		(737,229)
Other—net		(15,161)
Net cash used in operating activities		(2,082,266)
Cash flows from investing activities:
Proceeds from sales of Available-for-sale debt securities (including proceeds from debt securities under the fair value option)		35,278,674
Proceeds from maturities of Available-for-sale debt securities (including proceeds from debt securities under the fair value option)		15,222,492
Purchases of Available-for-sale debt securities (including purchases of debt securities under the fair value option) (Note 3)		(42,823,777)
Proceeds from sales and redemption of Equity securities (including proceeds from equity securities under the fair value option)		1,193,033
Purchases of Equity securities (including purchases of equity securities under the fair value option)		(1,351,798)
Net decrease (increase) in loans		1,252,246
Net decrease (increase) in call loans, funds sold, and receivables under resale agreements and securities borrowing transactions		(2,635,756)
Capital expenditures for premises and equipment		(47,932)
Purchases of intangible assets		(152,072)
Other—net		(31,191)
Net cash provided by investing activities		3,487,317
Cash flows from financing activities:
Net increase (decrease) in deposits		2,421,039
Net increase (decrease) in call money, funds purchased, and payables under repurchase agreements and securities lending transactions		(9,771,370)
Net increase (decrease) in due to trust account and other short-term borrowings		(521,193)
Proceeds from issuance of long-term debt		2,022,741
Repayments of long-term debt		(2,021,065)
Other—net		(43,203)
Net cash used in financing activities		(8,103,928)
Effect of exchange rate changes on cash and cash equivalents		1,569,102
Net decrease in cash and cash equivalents		(5,129,775)
Cash and cash equivalents at beginning of period		114,044,090
Cash and cash equivalents:
Cash, due from banks and interest-earning deposits in other banks		108,911,256	110,023,163
Cash and cash equivalents at end of period		108,914,315
Cash paid during the period for:
Interest		1,983,677
Income taxes, net of refunds		254,751
Non-cash investing and financing activities:
Assets acquired under finance lease arrangements		5,022
Assets acquired under operating lease arrangements		22,905
Adjustments
Cash flows from operating activities:
Net income before attribution of noncontrolling interests		3,503
Adjustments to reconcile net income before attribution of noncontrolling interests to net cash provided by operating activities:
Depreciation and amortization		982
Provision for credit losses		10,140
Investment securities (gains) losses—net		(2,683)
Foreign exchange (gains) losses—net		34,103
Equity in earnings of equity method investees—net		(214)
Benefit for deferred income tax expense		525
Increase in trading account assets, excluding foreign exchange contracts		1,330
Increase (decrease) in trading account liabilities, excluding foreign exchange contracts		12,266
Increase in accrued interest receivable and other receivables		(47,922)
Decrease in accrued interest payable and other payables		18,721
Net increase (decrease) in accrued income taxes and decrease (increase) in income tax receivables		(16,170)
Net decrease (increase) in collateral for derivative transactions	44,622	(18,343)
Other—net		185,998
Net cash used in operating activities		182,236
Cash flows from investing activities:
Proceeds from sales of Available-for-sale debt securities (including proceeds from debt securities under the fair value option)		899
Proceeds from maturities of Available-for-sale debt securities (including proceeds from debt securities under the fair value option)		(3,051)
Purchases of Available-for-sale debt securities (including purchases of debt securities under the fair value option) (Note 3)		(19,890)
Proceeds from sales and redemption of Equity securities (including proceeds from equity securities under the fair value option)		(478)
Purchases of Equity securities (including purchases of equity securities under the fair value option)		1,563
Net decrease (increase) in loans		122,039
Net decrease (increase) in call loans, funds sold, and receivables under resale agreements and securities borrowing transactions		214,141
Capital expenditures for premises and equipment		82
Purchases of intangible assets		(873)
Other—net		15,726
Net cash provided by investing activities		321,922
Cash flows from financing activities:
Net increase (decrease) in deposits		(294,071)
Net increase (decrease) in call money, funds purchased, and payables under repurchase agreements and securities lending transactions		8,765
Net increase (decrease) in due to trust account and other short-term borrowings		45,613
Proceeds from issuance of long-term debt		(10,296)
Repayments of long-term debt		(1,556)
Other—net		(503)
Net cash used in financing activities		(252,048)
Effect of exchange rate changes on cash and cash equivalents		(9,356)
Net decrease in cash and cash equivalents		242,754
Cash and cash equivalents at beginning of period		(86,645)
Cash and cash equivalents:
Cash, due from banks and interest-earning deposits in other banks		156,109	¥ 95,460
Cash and cash equivalents at end of period		156,109
Cash paid during the period for:
Interest		4,642
Income taxes, net of refunds		16,445
Non-cash investing and financing activities:
Assets acquired under finance lease arrangements		4,598
Assets acquired under operating lease arrangements		(40)
HC Philippines
Cash flows from investing activities:
Acquisition of HC Consumer Finance Philippines, Inc., a subsidiary of BK, net of cash acquired	0	(64,104)
Acquisition of HC Consumer Finance Philippines, Inc., a subsidiary of BK
Fair value of assets acquired, excluding cash and cash equivalents	¥ 0	159,331
HC Philippines | Previously Reported
Cash flows from investing activities:
Acquisition of HC Consumer Finance Philippines, Inc., a subsidiary of BK, net of cash acquired		(55,868)
Acquisition of HC Consumer Finance Philippines, Inc., a subsidiary of BK
Fair value of assets acquired, excluding cash and cash equivalents		151,231
HC Philippines | Adjustments
Cash flows from investing activities:
Acquisition of HC Consumer Finance Philippines, Inc., a subsidiary of BK, net of cash acquired		(8,236)
Acquisition of HC Consumer Finance Philippines, Inc., a subsidiary of BK
Fair value of assets acquired, excluding cash and cash equivalents		¥ 8,100